Vessels, Port Terminal and Other Fixed Assets, Net (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Property Plant And Equipment [Line Items]
Balance	$ 1,898,455
Additions	(41,476)
Impairment losses	(20,877)
Vessel disposals	(25,170)
Vessel Acquisition	52,756
Write-off	(1,280)
Balance	1,862,408
Cost
Property Plant And Equipment [Line Items]
Balance	2,524,610
Additions	3,350
Impairment losses	(78,390)
Vessel disposals	(25,170)
Vessel Acquisition	53,097
Write-off	(2,553)
Balance	2,474,944
Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(626,155)
Additions	(44,826)
Impairment losses	57,513
Vessel Acquisition	(341)
Write-off	1,273
Balance	(612,536)
Net Book Value
Property Plant And Equipment [Line Items]
Balance	1,898,455
Additions	(41,476)
Impairment losses	(20,877)
Vessel disposals	(25,170)
Vessel Acquisition	52,756
Write-off	(1,280)
Balance	$ 1,862,408